UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459


13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark E. Brady
Title:  Chief Operations Officer
Phone:  (937) 291-1223


Signature, Place and Date of Signing:

/s/ Mark E. Brady                  Dayton, Ohio                April 29, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       72

Form 13F Information Table Value Total: $769,411
                                         (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                        FORM 13F INFORMATION TABLE


                                                      Item #4
                                                     Market                           Item #6         Item# 7        Item #8
           Item #1             Item #2   Item #3     Value     Item #5             Investment Desc               Voting Authority
        Name of Issuer          Title     CUSIP    (x$1,000)   Quantity Sh/Prn Sole   Shared  Other  Managers  Sole   Shared  Other

21st Century Insurance         common   90130N103     16424       907910 sh    907910   n/a    n/a     n/a     907910   n/a     n/a
Aceto Corp                     common   004446100      6322       547876 sh    547876   n/a    n/a     n/a     547876   n/a     n/a
Actrade Financial Technologies common   00507P102     13214       861410 sh    861410   n/a    n/a     n/a     861410   n/a     n/a
Advanta Cl. B                  common   007942204       270        22500 sh     22500   n/a    n/a     n/a      22500   n/a     n/a
Airborne                       common   009269101       310        17700 sh     17700   n/a    n/a     n/a      17700   n/a     n/a
America First Mortgage         common   023934102      3515       392730 sh    392730   n/a    n/a     n/a     392730   n/a     n/a
America Service Group          common   02364l109      3355       477935 sh    477935   n/a    n/a     n/a     477935   n/a     n/a
American Financial Hldgs.      common   026075101      4500       169100 sh    169100   n/a    n/a     n/a     169100   n/a     n/a
American Home Mtg Hldg         common   02660M108      4086       263600 sh    263600   n/a    n/a     n/a     263600   n/a     n/a
AmeriCredit Corp               common   03060R101     33559       883365 sh    883365   n/a    n/a     n/a     883365   n/a     n/a
Annaly Mortgage Management     common   035710409      5455       321250 sh    321250   n/a    n/a     n/a     321250   n/a     n/a
Anthracite Capital             common   037023108      1310       113880 sh    113880   n/a    n/a     n/a     113880   n/a     n/a
Anworth Mrtg. Asset Corp.      common   037347101      8313       870520 sh    870520   n/a    n/a     n/a     870520   n/a     n/a
AT&T Wireless Group            common   00209A106      2990       334122 sh    334122   n/a    n/a     n/a     334122   n/a     n/a
Brown Forman cl B              common   115637209     12465       171310 sh    171310   n/a    n/a     n/a     171310   n/a     n/a
Capital Automotive REIT Inc    common   139733109     12779       555630 sh    555630   n/a    n/a     n/a     555630   n/a     n/a
CenturyTel Inc.                common   156700106     14443       424780 sh    424780   n/a    n/a     n/a     424780   n/a     n/a
CNS Inc.                       common   126136100      5301       765980 sh    765980   n/a    n/a     n/a     765980   n/a     n/a
Coldwater Creek Inc.           common   193068103      2134       120180 sh    120180   n/a    n/a     n/a     120180   n/a     n/a
CompuDyne Corporation          common   204795306      6040       471730 sh    471730   n/a    n/a     n/a     471730   n/a     n/a
Devon Energy Corp.             common   25179M103      6139       127190 sh    127190   n/a    n/a     n/a     127190   n/a     n/a
Dial Corp                      common   25247D101      8132       451300 sh    451300   n/a    n/a     n/a     451300   n/a     n/a
Donnelley R R & Sons Co        common   257867101     18365       590510 sh    590510   n/a    n/a     n/a     590510   n/a     n/a
Dun & Bradstreet               common   26483e100     10213       255260 sh    255260   n/a    n/a     n/a     255260   n/a     n/a
Emmis Communications Corp      common   291525103     14296       534620 sh    534620   n/a    n/a     n/a     534620   n/a     n/a
Encompass Services             common   29255U104      1059       598375 sh    598375   n/a    n/a     n/a     598375   n/a     n/a
FBR Asset Investment Corp.     common   30241e303      7792       286470 sh    286470   n/a    n/a     n/a     286470   n/a     n/a
Greka Energy Corporation       common   397637109      1849       263050 sh    263050   n/a    n/a     n/a     263050   n/a     n/a
Hearst - Argyle TV (A)         common   422317107     10990       444390 sh    444390   n/a    n/a     n/a     444390   n/a     n/a
Hollinger International        common   435569108      7546       575590 sh    575590   n/a    n/a     n/a     575590   n/a     n/a
IHOP Corp.                     common   449623107      2084        61830 sh     61830   n/a    n/a     n/a      61830   n/a     n/a
Innovative Solutions           common   45769N105       839        85120 sh     85120   n/a    n/a     n/a      85120   n/a     n/a
ITLA Capital Corporation       common   450565106      9814       396540 sh    396540   n/a    n/a     n/a     396540   n/a     n/a
Jones Apparel Group Inc        common   480074103     11775       336910 sh    336910   n/a    n/a     n/a     336910   n/a     n/a
Key Energy Services            common   492914106     20970      1956130 sh     2E+06   n/a    n/a     n/a      2E+06   n/a     n/a
Knight-Ridder                  common   499040103     28924       421085 sh    421085   n/a    n/a     n/a     421085   n/a     n/a
Lancaster Colony               common   513847103     18272       493300 sh    493300   n/a    n/a     n/a     493300   n/a     n/a
Lee Enterprises                common   523768109     13489       365548 sh    365548   n/a    n/a     n/a     365548   n/a     n/a
Leucadia National              common   527288104     29925       837068 sh    837068   n/a    n/a     n/a     837068   n/a     n/a
Liberty Media Corp. Cl A       common   530718105     11142       881478 sh    881478   n/a    n/a     n/a     881478   n/a     n/a
Local Financial Corporation    common   539553107     13852       880045 sh    880045   n/a    n/a     n/a     880045   n/a     n/a
Markel Corporation             common   570535104     14581        71647 sh     71647   n/a    n/a     n/a      71647   n/a     n/a
McCormick & Company, Inc.      common   579780206      6339       123980 sh    123980   n/a    n/a     n/a     123980   n/a     n/a
MCG Capital Corp.              common   58047P107     13718       703580 sh    703580   n/a    n/a     n/a     703580   n/a     n/a
MCSi Inc.                      common   55270M108      1408       118220 sh    118220   n/a    n/a     n/a     118220   n/a     n/a
Mercury General Corp.          common   589400100     12245       263330 sh    263330   n/a    n/a     n/a     263330   n/a     n/a
Meredith Corp.                 common   589433101     14454       340020 sh    340020   n/a    n/a     n/a     340020   n/a     n/a
Moody's Corp                   common   615369105     10261       249670 sh    249670   n/a    n/a     n/a     249670   n/a     n/a
New Century Financial          common   64352D101     12716       560160 sh    560160   n/a    n/a     n/a     560160   n/a     n/a
North Fork Bancorp             common   659424105     31199       877351 sh    877351   n/a    n/a     n/a     877351   n/a     n/a
NVR, Inc.                      common   62944T105     42098       133433 sh    133433   n/a    n/a     n/a     133433   n/a     n/a
Oxford Finance Corp.           common   69144T207      3730       373000 sh    373000   n/a    n/a     n/a     373000   n/a     n/a
Philip Morris                  common   718154107      8528       161915 sh    161915   n/a    n/a     n/a     161915   n/a     n/a
Prologis Trust                 common   743410102     15927       682096 sh    682096   n/a    n/a     n/a     682096   n/a     n/a
RailAmerica, Inc.              common   750753105      4816       457790 sh    457790   n/a    n/a     n/a     457790   n/a     n/a
RAIT Investment Trust          common   749227104     13714       680580 sh    680580   n/a    n/a     n/a     680580   n/a     n/a
Reynolds & Reynolds            common   761695105     12344       411451 sh    411451   n/a    n/a     n/a     411451   n/a     n/a
RLI Corp.                      common   749607107      8606       166464 sh    166464   n/a    n/a     n/a     166464   n/a     n/a
Saxon Cap Aquisition Corp      common   80556P302      8035       544010 sh    544010   n/a    n/a     n/a     544010   n/a     n/a
Sherwin-Williams Co.           common   824348106     17796       624860 sh    624860   n/a    n/a     n/a     624860   n/a     n/a
Sirius Satellite Radio Inc.    common   82966U103       224        42184 sh     42184   n/a    n/a     n/a      42184   n/a     n/a
Spherion Inc.                  common   848420105      9691       876990 sh    876990   n/a    n/a     n/a     876990   n/a     n/a
Sport-Haley                    common   848925103       424        91500 sh     91500   n/a    n/a     n/a      91500   n/a     n/a
Standard Management            common   853612109      1587       292273 sh    292273   n/a    n/a     n/a     292273   n/a     n/a
Supreme Ind. Inc               common   868607102      5288       859787 sh    859787   n/a    n/a     n/a     859787   n/a     n/a
Telephone & Data Systems       common   879433100     21859       247694 sh    247694   n/a    n/a     n/a     247694   n/a     n/a
Timberland Company             common   887100105     12460       294915 sh    294915   n/a    n/a     n/a     294915   n/a     n/a
Trinity Industries Inc         common   896522109     14379       591475 sh    591475   n/a    n/a     n/a     591475   n/a     n/a
USA Education, Inc.            common   90390U102     12871       131610 sh    131610   n/a    n/a     n/a     131610   n/a     n/a
UST Inc.                       common   902911106     17083       438810 sh    438810   n/a    n/a     n/a     438810   n/a     n/a
Washington Mutual              common   939322103     16314       492427 sh    492427   n/a    n/a     n/a     492427   n/a     n/a
Williams Controls Inc.         common   969465103       464       736642 sh    736642   n/a    n/a     n/a     736642   n/a     n/a



00843.0001 #320462